Other Current Assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other current assets

Note 14. Other current assets

Other current assets consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Value-Added Tax receivable	1,678	1,536
Advanced payment to suppliers	235	303
Deposits, current	32	5
Customer contract assets, current	-	467
Other current assets	49	42
Total other current assets	1,994	2,353